                              BB&T DIRECTOR OUTLOOK
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

  SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED SEPTEMBER 19, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

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                                      EFFECTIVE DATE
        RATINGS AGENCY                   OF RATING                     RATING                   BASIS OF RATING
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      Standard & Poor's                  11/26/02                       AA -                  Financial Security
                                                                                                Characteristics
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  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4444
333-39612